Litigation, regulatory and similar matters (Tables)	6 Months Ended
Jun. 30, 2025
Notes Litigation Regulatory And Similar Matters [Line Items]
Provisions for litigation, regulatory and similar matters, by business division and in Group Items

Provisions for litigation, regulatory and similar matters, by business division and in Group Items
1
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-
core and
Legacy Group Items UBS AG
Balance as of 31 December 2024 1,271 147 1 266 1,779 135 3,598
Balance as of 31 March 2025 1,318 153 0 293 1,878 205 3,848
Increase in provisions recognized in the income statement 16 0 0 12 270
2
2 299
Release of provisions recognized in the income statement (2) 0 0 (3) (132) 0 (137)
Provisions used in conformity with designated purpose (15) 0 0 (11) (673) 3 (4) (703)
Foreign currency translation and other movements 98 14 0 17 10 0 139
Balance as of 30 June 2025 1,415 167 0 308 1,353 202 3,446
1 Provisions, if any, for the matters

described in items 2 and 9 of this Note are recorded in Global Wealth

Management. Provisions, if any, for

the matters described in items 4, 5, 6, 7 and 8 of this Note are recorded
in Non-core and Legacy. Provisions,

if any, for the matters

described in item 1 of this Note are allocated

between Global Wealth Management, Personal

& Corporate Banking and Non-core and Legacy.

Provisions, if
any, for the matters described in item 3 of this Note are allocated between the Investment Bank, Non-core and Legacy and Group Items. Provisions, if any, for the matters described in item 10 of this Note are allocated
between the Investment Bank and Non-core and

Legacy.

2 Includes a new provision for the estimated

costs of UBS AG's ongoing obligations with

the US Department of Justice as described in

item 1 of this Note.

3 Mainly includes provisions used for the resolution reached with the US Department of Justice in the second quarter of 2025 as described in item 1 of this

Note.